Equity - Summary of Share Capital (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Issued Share Capital [Line Items]
Number of shares issued (in shares)	153,586,168	148,253,938
Shareholder Capital	$ 15,358	$ 14,826
Class A Common [Member]
Disclosure Of Issued Share Capital [Line Items]
Number of shares issued (in shares)	60,640,738	55,308,508
Shareholder Capital	$ 6,063	$ 5,531
Class B Common [Member]
Disclosure Of Issued Share Capital [Line Items]
Number of shares issued (in shares)	92,945,430	92,945,430
Shareholder Capital	$ 9,295	$ 9,295